TAXES - Components of income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXES
Current tax expense	$ 1,219,647	$ 1,456,416	$ 2,243,006
Deferred tax (benefit)/expense	(53,499)	32,774	(541,987)
Income tax provision	$ 1,166,148	$ 1,489,190	$ 1,701,019